UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Core Bond Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 32.1%
$535,000	FHLB, 0.375%, 11/27/13	$535,941
148,676	FHLMC, Pool #1B3366,
	5.385%, 3/1/37(A)	159,865
419,036	FHLMC, Pool #1H1348,
	5.770%, 10/1/36(A)	452,994
1,105,124	FHLMC, Pool #1Q0339,
	2.965%, 4/1/37(A)	1,183,901
88,265	FHLMC, Pool #A12886, 5.000%, 8/1/33	97,163
123,522	FHLMC, Pool #A13842, 6.000%, 9/1/33	137,356
51,105	FHLMC, Pool #A21415, 5.000%, 5/1/34	55,248
128,207	FHLMC, Pool #A35682, 5.000%, 7/1/35	138,440
71,907	FHLMC, Pool #A36523, 5.000%, 8/1/35	77,646
395,604	FHLMC, Pool #A46590, 5.000%, 8/1/35	436,573
167,681	FHLMC, Pool #A56988, 5.500%, 2/1/37	181,143
122,496	FHLMC, Pool #A95946, 4.000%, 1/1/41	130,886
469,324	FHLMC, Pool #A96485, 4.500%, 1/1/41	519,761
1,629,962	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,822,447
435,948	FHLMC, Pool #C00701, 6.500%, 1/1/29	512,425
380,897	FHLMC, Pool #C03505, 5.500%, 6/1/40	412,004
45,297	FHLMC, Pool #C62740, 7.000%, 1/1/32	52,476
26,733	FHLMC, Pool #C71972, 6.500%, 9/1/32	30,856
60,642	FHLMC, Pool #C72254, 6.500%, 7/1/32	69,067
212,708	FHLMC, Pool #C90986, 7.000%, 6/1/26	245,026
123,288	FHLMC, Pool #G02184, 5.000%, 4/1/36	133,128
137,252	FHLMC, Pool #G03781, 6.000%, 1/1/38	149,365
344,926	FHLMC, Pool #G04356, 6.000%, 5/1/38	379,008
1,326,698	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,464,092
96,524	FHLMC, Pool #G06031, 5.500%, 3/1/40	104,273
368,855	FHLMC, Pool #G12419,
	5.000%, 10/1/21	397,017
758,848	FHLMC, Pool #J13584,
	3.500%, 11/1/25	810,086
671,195	FHLMC, Pool #Q02977, 4.500%, 9/1/41	724,239
876,149	FNMA, Pool #254193, 6.000%, 2/1/22	957,027
332,339	FNMA, Pool #255628, 5.500%, 2/1/25	364,004
456,771	FNMA, Pool #255702, 5.000%, 5/1/25	500,791
77,017	FNMA, Pool #432269, 6.500%, 8/1/28	90,464
15,981	FNMA, Pool #496848, 6.500%, 6/1/29	18,816
11,254	FNMA, Pool #535290, 8.000%, 5/1/30	13,866
54,397	FNMA, Pool #540040, 7.500%, 6/1/28	62,817
40,779	FNMA, Pool #561741, 7.500%, 1/1/31	49,787
11,924	FNMA, Pool #569874, 8.000%, 2/1/31	12,915
35,790	FNMA, Pool #575501, 6.000%, 5/1/17	38,496
123,373	FNMA, Pool #596500, 6.500%, 7/1/16	131,992
38,503	FNMA, Pool #626811, 6.500%, 6/1/17	41,831
94,598	FNMA, Pool #636749, 6.500%, 4/1/32	111,929
126,151	FNMA, Pool #640291, 7.000%, 8/1/32	150,558
42,868	FNMA, Pool #644869, 7.000%, 6/1/32	50,521
112,749	FNMA, Pool #653301, 6.500%, 7/1/32	133,406
144,723	FNMA, Pool #653502, 6.500%, 7/1/32	162,854
157,286	FNMA, Pool #670402, 6.500%, 6/1/32	179,166
86,818	FNMA, Pool #684200, 6.000%, 1/1/33	95,914
41,011	FNMA, Pool #690208, 6.500%, 3/1/33	48,577
336,478	FNMA, Pool #697220, 5.000%, 7/1/33	366,593
137,718	FNMA, Pool #704460, 6.000%, 5/1/18	148,104
17,560	FNMA, Pool #725906,
	2.759%, 8/1/34(A)	18,663
1,186,310	FNMA, Pool #745257, 6.000%, 1/1/36	1,324,735
2,510,780	FNMA, Pool #745931, 5.000%, 1/1/34	2,735,490
10,110	FNMA, Pool #745974,
	6.061%, 10/1/36(A)	10,887
457,931	FNMA, Pool #810049, 5.500%, 3/1/35	506,571
755,714	FNMA, Pool #819297, 6.000%, 9/1/35	835,053
273,107	FNMA, Pool #889060, 6.000%, 1/1/38	304,974
513,971	FNMA, Pool #889061, 6.000%, 1/1/38	576,514
97,879	FNMA, Pool #889663, 6.000%, 6/1/38	109,789
168,645	FNMA, Pool #893003, 7.000%, 9/1/36	200,502
94,960	FNMA, Pool #895657, 6.500%, 8/1/36	105,195
368,813	FNMA, Pool #904632, 6.000%, 12/1/36	411,848
720,620	FNMA, Pool #905049, 5.500%, 11/1/36	825,986
1,185,629	FNMA, Pool #908944, 5.500%, 1/1/37	1,347,502
1,412,540	FNMA, Pool #916933, 5.500%, 5/1/37	1,561,481
1,436,451	FNMA, Pool #928553, 5.500%, 8/1/37	1,646,485
882,301	FNMA, Pool #933952, 5.000%, 6/1/23	956,350
89,584	FNMA, Pool #995220, 6.000%, 11/1/23	98,446
1,046,246	FNMA, Pool #AA3467, 4.500%, 4/1/39	1,161,597
1,601,786	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,778,387
236,924	FNMA, Pool #AB1800, 4.000%, 11/1/40	260,379
1,335,102	FNMA, Pool #AB2452, 4.000%, 3/1/26	1,444,650
271,068	FNMA, Pool #AB5989, 2.500%, 8/1/27	283,661
492,867	FNMA, Pool #AD3775, 4.500%, 3/1/25	537,374
626,731	FNMA, Pool #AD6193, 5.000%, 6/1/40	691,048
761,409	FNMA, Pool #AD6421, 5.500%, 6/1/40	831,100
855,621	FNMA, Pool #AE0996, 4.000%, 2/1/41	940,324
678,795	FNMA, Pool #AE1568, 4.000%, 9/1/40	728,386
1,625,278	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,828,339
401,784	FNMA, Pool #AE5441, 5.000%, 10/1/40	452,810
920,325	FNMA, Pool #AH1135, 5.000%, 1/1/41	1,037,205
1,408,575	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,532,515
748,107	FNMA, Pool #AH3671, 4.000%, 2/1/26	819,543
1,080,011	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,206,503
89,683	FNMA, Pool #AI0805, 4.500%, 7/1/41	97,357
643,641	FNMA, Pool #AI6588, 4.000%, 7/1/26	689,614
552,846	FNMA, Pool #AI8506, 4.000%, 8/1/26	592,334
1,723,269	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,893,866
532,841	FNMA, Pool #AL0211, 5.000%, 4/1/41	600,511
8,500,000	FNMA, TBA, 3.000%, 2/1/23	8,887,812
4,982	GNMA, Pool #434792, 8.000%, 7/15/30	5,655
121,998	GNMA, Pool #5305, 4.000%, 2/20/42	132,918
481,612	GNMA, Pool #736696, 4.500%, 5/15/40	531,599
34,926	GNMA, Pool #748495, 4.000%, 8/15/40	38,568
39,399	GNMA, Pool #8503, 1.750%, 9/20/24(A)	40,943
	Total U.S. Government
	Mortgage-Backed Obligations	$57,764,323

	Corporate Bonds — 23.5%

	Financials — 8.4%
11,000	Aircastle Ltd., 144a, 6.250%, 12/1/19	11,468

1

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 23.5% (Continued)

	Financials — (Continued)
$38,000	Ally Financial, Inc., 8.000%, 11/1/31	$47,975
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	502,232
800,000	American Tower Corp.,
	4.500%, 1/15/18	876,971
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	325,371
452,000	Bank of America NA, 5.300%, 3/15/17	508,369
850,000	Boston Properties LP, 4.125%, 5/15/21	923,809
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	325,782
300,000	CIT Group, Inc., 5.000%, 5/15/17	318,000
34,000	CIT Group, Inc., 5.000%, 8/15/22	36,255
250,000	Citigroup, Inc., 5.500%, 4/11/13	252,576
1,000,000	Citigroup, Inc., 6.125%, 11/21/17	1,190,157
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	48,070
21,000	EDP Finance BV, 144a, 6.000%, 2/2/18	22,018
90,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	94,021
1,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,071,291
300,000	General Electric Capital Corp.,
	5.500%, 1/8/20	355,113
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	980,082
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	485,767
240,000	Goldman Sachs Group, Inc. (The),
	7.500%, 2/15/19	301,981
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	204,960
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	200,333
15,000	International Lease Finance Corp.,
	5.875%, 8/15/22	15,888
208,000	JPMorgan Chase & Co.,
	4.400%, 7/22/20	234,800
1,265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	1,514,442
125,000	KeyCorp MTN, 5.100%, 3/24/21	145,626
250,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	278,125
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	23,840
40,000	MetLife, Inc., 10.750%, 8/1/39	60,400
230,000	Morgan Stanley MTN, 4.000%, 7/24/15	240,646
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	260,555
780,000	Morgan Stanley MTN,
	5.750%, 10/18/16	864,683
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	57,505
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	46,762
68,000	PHH Corp., 7.375%, 9/1/19	75,480
192,000	Protective Life Corp., 7.375%, 10/15/19	233,381
175,000	Prudential Financial, Inc. MTN,
	4.500%, 11/16/21	196,813
170,000	Santander Holdings USA, Inc. PA,
	4.625%, 4/19/16	177,733
180,000	Simon Property Group LP,
	4.125%, 12/1/21	199,909
133,000	SunTrust Bank/Atlanta GA,
	7.250%, 3/15/18	162,776
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	630,668
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	331,152
249,000	Wells Fargo & Co., 2.625%, 12/15/16	262,786
		15,096,571

	Consumer Discretionary — 3.9%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	21,100
23,000	AMC Networks, Inc., 4.750%, 12/15/22	23,115
34,000	AMC Networks, Inc., 7.750%, 7/15/21	38,930
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	484,471
28,000	AutoNation, Inc., 5.500%, 2/1/20	30,065
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	328,488
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,315
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,914
15,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	16,144
62,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	64,558
34,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	34,255
6,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	5,985
500,000	Comcast Corp., 5.700%, 7/1/19	609,220
50,000	CSC Holdings LLC, 8.625%, 2/15/19	59,750
285,000	Daimler Finance North America LLC,
	144a, 2.625%, 9/15/16	296,118
1,000,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	1,075,322
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	225,350
20,000	DISH DBS Corp., 7.875%, 9/1/19	23,700
20,000	DISH DBS Corp., 144a, 5.000%, 3/15/23	20,000
195,000	Entravision Communications Corp.,
	8.750%, 8/1/17	211,575
57,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	60,135
22,000	Exide Technologies, 8.625%, 2/1/18	18,645
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	59,930

2

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.5% (Continued)

	Consumer Discretionary — (Continued)
$220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	$297,060
18,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	16,695
70,000	International Game Technology,
	5.500%, 6/15/20	75,833
30,000	Jarden Corp., 6.125%, 11/15/22	32,400
14,000	Libbey Glass, Inc., 6.875%, 5/15/20	15,050
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	65,250
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	72,270
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	185,216
210,000	News America, Inc., 6.900%, 3/1/19	263,185
26,000	PulteGroup, Inc., 6.375%, 5/15/33	25,935
4,000	PulteGroup, Inc., 7.875%, 6/15/32	4,349
51,000	Quebecor Media, Inc., 144a,
	5.750%, 1/15/23	53,741
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	30,450
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	21,150
273,000	Sabre, Inc., 144a, 8.500%, 5/15/19	290,745
80,000	Service Corp. International/US,
	8.000%, 11/15/21	98,400
195,000	ServiceMaster Co./TN,
	8.000%, 2/15/20	203,288
39,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	40,170
18,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,395
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,065
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,870
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	481,855
7,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	7,839
11,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	12,045
330,000	Viacom, Inc., 6.250%, 4/30/16	382,559
36,000	Visteon Corp., 6.750%, 4/15/19	38,340
505,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	505,533
40,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	48,149
		7,074,922

	Energy — 2.4%

35,000	Atlas Pipeline Escrow LLC, 144a,
	6.625%, 10/1/20	36,225
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	66,665
7,000	Basic Energy Services, Inc., 144a,
	7.750%, 10/15/22	6,825
21,000	Bill Barrett Corp., 7.000%, 10/15/22	21,630
18,000	Bill Barrett Corp., 7.625%, 10/1/19	18,990
200,000	BP Capital Markets PLC,
	2.248%, 11/1/16	208,077
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	16,440
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	35,640
13,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	13,942
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	21,800
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,828
32,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	35,200
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,825
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	10,825
63,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	67,646
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	54,988
57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	56,715
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	260,139
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	310,078
250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	264,159
80,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	85,800
39,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	40,755
75,000	Forest Oil Corp., 7.250%, 6/15/19	75,375
63,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	67,252
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	35,970
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	122,080
28,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	30,380
59,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	62,835
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	68,623

3

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.5% (Continued)

	Energy — (Continued)
$215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	$233,627
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,980
145,000	ONEOK Partners LP, 3.250%, 2/1/16	152,980
34,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	35,275
53,000	Peabody Energy Corp.,
	6.000%, 11/15/18	56,312
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	562,910
240,000	Phillips 66, 144a, 4.300%, 4/1/22	268,181
61,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	66,338
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	275,006
60,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	68,550
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,800
235,000	Rockies Express Pipeline LLC, 144a,
	6.250%, 7/15/13	240,288
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	8,560
101,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	110,595
157,500	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	163,127
		4,416,236

	Utilities — 2.0%
45,000	AES Corp., 8.000%, 10/15/17	51,975
874,000	Alabama Power Capital Trust V,
	3.460%, 10/1/42(A)	870,722
327,000	Appalachian Power Co.,
	4.600%, 3/30/21	376,639
226,000	Baltimore Gas & Electric Co.,
	5.900%, 10/1/16	263,725
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	29,835
23,000	Calpine Corp., 144a, 7.875%, 7/31/20	25,818
135,000	Calpine Corp., 144a, 7.875%, 1/15/23	152,550
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	371,764
175,000	CMS Energy Corp., 8.750%, 6/15/19	227,678
240,000	InterGen N.V., 144a, 9.000%, 6/30/17	214,800
331,913	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	334,197
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	135,716
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	240,188
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	221,527
18,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	18,315
		3,535,449

	Materials — 1.8%
44,000	AK Steel Corp., 7.625%, 5/15/20	38,280
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	36,630
26,000	ArcelorMittal, 5.750%, 8/5/20	26,052
33,000	ArcelorMittal, 7.500%, 10/15/39	31,020
275,000	Barrick Gold Corp., 3.850%, 4/1/22	291,095
42,000	Cascades, Inc., 7.750%, 12/15/17	44,415
53,000	Cascades, Inc., 7.875%, 1/15/20	56,445
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	73,620
8,000	HudBay Minerals, Inc., 144a,
	9.500%, 10/1/20	8,459
33,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	34,485
30,000	Koppers, Inc., 7.875%, 12/1/19	33,000
53,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	55,650
250,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	282,500
10,000	Novelis, Inc. GA, 8.375%, 12/15/17	11,025
259,000	PolyOne Corp., 7.375%, 9/15/20	282,958
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	530,008
320,000	Rio Tinto Finance USA PLC,
	2.875%, 8/21/22	322,116
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	259,355
39,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	41,340
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,870
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	70,494
39,000	Vulcan Materials Co., 7.500%, 6/15/21	44,460
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	273,809
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	316,095
		3,176,181

	Telecommunication Services — 1.5%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	124,726
300,000	AT&T, Inc., 6.550%, 2/15/39	394,234
325,000	CenturyLink, Inc., 5.150%, 6/15/17	350,163
30,000	CenturyLink, Inc., 5.800%, 3/15/22	31,714
52,000	CenturyLink, Inc., 6.450%, 6/15/21	57,460
10,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	10,775
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	49,795
39,000	Crown Castle International Corp.,
	144a, 5.250%, 1/15/23	41,730
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	11,500

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.5% (Continued)

	Telecommunication Services — (Continued)
$57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	$65,550
60,000	GCI, Inc., 8.625%, 11/15/19	63,750
9,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	9,788
169,000	Intelsat Jackson Holdings SA, 144a,
	7.250%, 10/15/20	183,365
16,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	17,320
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	31,840
5,000	NII Capital Corp., 7.625%, 4/1/21	3,788
13,000	NII Capital Corp., 8.875%, 12/15/19	10,335
13,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	13,942
29,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	30,776
12,000	Sprint Capital Corp., 6.875%, 11/15/28	12,480
54,000	Sprint Capital Corp., 6.900%, 5/1/19	58,860
25,000	Sprint Capital Corp., 8.750%, 3/15/32	30,562
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	15,412
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	72,075
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	214,661
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,665
125,000	Verizon Communications, Inc.,
	1.250%, 11/3/14	126,477
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	361,514
10,000	Videotron Ltd., 5.000%, 7/15/22	10,488
200,000	West Corp., 7.875%, 1/15/19	207,000
45,000	West Corp., 8.625%, 10/1/18	47,138
41,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	42,948
83,000	Windstream Corp., 7.875%, 11/1/17	93,375
		2,803,206

	Industrials — 1.3%
17,000	Accuride Corp., 9.500%, 8/1/18	16,405
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,730
15,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	15,506
38,000	Belden, Inc., 144a, 5.500%, 9/1/22	39,045
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	234,236
10,000	BWAY Holding Co., 10.000%, 6/15/18	11,100
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	55,080
280,000	Cenveo Corp., 8.875%, 2/1/18	266,000
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,699
28,574	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	29,431
158,000	Con-way, Inc., 6.700%, 5/1/34	168,152
33,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	35,310
23,000	Griffon Corp., 7.125%, 4/1/18	24,380
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	95,398
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,438
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	48,586
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	27,750
10,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	9,250
133,000	Mead Products LLC / ACCO Brands
	Corp., 144a, 6.750%, 4/30/20	139,650
22,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	21,588
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	417,991
370,000	Republic Services, Inc., 3.550%, 6/1/22	385,768
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	3,859
14,000	Stena AB, 7.000%, 12/1/16	13,965
34,000	Tutor Perini Corp., 7.625%, 11/1/18	35,105
22,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	25,080
6,000	United Rentals North America, Inc.,
	144a, 5.750%, 7/15/18	6,465
27,000	United Rentals North America, Inc.,
	144a, 7.375%, 5/15/20	29,632
40,000	United Rentals North America, Inc.,
	144a, 7.625%, 4/15/22	44,700
		2,275,299

	Consumer Staples — 0.8%
31,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	33,170
29,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	30,668
15,000	Del Monte Corp., 7.625%, 2/15/19	15,638
88,000	Ingredion, Inc., 4.625%, 11/1/20	98,259
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	67,168
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	15,900
500,000	Kroger Co. (The), 5.000%, 4/15/42	533,864
59,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	64,642
41,000	Smithfield Foods, Inc., 6.625%, 8/15/22	45,305
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	502,774
		1,407,388

	Health Care — 0.7%
22,000	Accellent, Inc., 8.375%, 2/1/17	23,100
220,000	Amgen, Inc., 4.100%, 6/15/21	243,725
87,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	89,936

5

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 23.5% (Continued)

	Health Care — (Continued)
$67,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	$71,858
34,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	36,295
20,000	HCA, Inc., 5.875%, 3/15/22	21,750
92,000	HCA, Inc., 5.875%, 5/1/23	95,220
71,000	HCA, Inc., 6.500%, 2/15/20	79,875
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	18,478
325,000	Medtronic, Inc., 4.450%, 3/15/20	377,523
46,000	NBTY, Inc., 9.000%, 10/1/18	51,980
105,000	Omnicare, Inc., 7.750%, 6/1/20	116,550
60,000	Res-Care, Inc., 10.750%, 1/15/19	66,600
13,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	13,699
		1,306,589

	Information Technology — 0.7%
50,000	Equinix, Inc., 7.000%, 7/15/21	55,500
221,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	237,022
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,512
540,000	IBM Corp., 1.250%, 2/6/17	545,702
92,000	Kemet Corp., 10.500%, 5/1/18	90,735
50,000	ViaSat, Inc., 6.875%, 6/15/20	52,250
94,000	Western Union Co. (The),
	5.253%, 4/1/20	101,057
130,000	Xerox Corp., 6.400%, 3/15/16	146,493
		1,234,271

	Technology — 0.0%
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	60,634
	Total Corporate Bonds	$42,386,746

	U.S. Treasury Obligations — 20.1%
6,300,000	U.S. Treasury Bond, 2.750%, 8/15/42	6,083,438
295,000	U.S. Treasury Bond, 3.125%, 11/15/41	308,782
500,000	U.S. Treasury Bond, 3.125%, 2/15/42	522,812
25,000	U.S. Treasury Note, 0.250%, 3/31/14	25,012
9,800,000	U.S. Treasury Note, 0.250%, 9/30/14	9,802,293
335,000	U.S. Treasury Note, 0.625%, 8/31/17	334,686
19,420,000	U.S. Treasury Note, 1.625%, 11/15/22	19,207,584
	Total U.S. Treasury Obligations	$36,284,607

	Commercial Mortgage-Backed Securities — 9.6%
335,000	Banc of America Commercial
	Mortgage Trust 2006-2, Ser 2006-2,
	Class A3, 5.698%, 5/10/45(A)	336,469
435,000	Banc of America Commercial
	Mortgage Trust 2006-6, Ser 2006-6,
	Class A3, 5.369%, 10/10/45	473,820
287,463	Banc of America Commercial
	Mortgage Trust 2007-1, Ser 2007-1,
	Class AAB, 5.422%, 1/15/49	302,967
484,355	Banc of America Commercial
	Mortgage Trust 2007-2, Ser 2007-2,
	Class AAB, 5.753%, 4/10/49(A)	525,285
180,000	Banc of America Commercial
	Mortgage Trust 2008-1, Ser 2008-1,
	Class A3, 6.168%, 2/10/51(A)	191,747
346,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-5, Class A4,
	4.936%, 11/10/41(A)	366,515
228,018	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	228,320
1,999,800	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(A)††	2,077,226
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	961,216
270,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	279,418
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.715%, 6/11/40(A)††	1,036,472
135,000	Commercial Mortgage Pass-Through,
	Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	148,977
377,000	Commercial Mortgage Pass-Through,
	Ser 2012-9W57, Class A, 144a,
	2.365%, 2/10/29	395,378
550,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-C3, Class
	A5, 5.113%, 7/15/36(A)	581,528
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	510,138
300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	315,778
267,038	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.275%, 11/10/45(A)	276,676
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	997,305
296,710	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	297,355
307,939	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	319,385
275,000	GS Mortgage Securities Corp. II, Ser
	2012-GC6, Class AAB,
	3.314%, 1/10/45	298,744

6

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 9.6%
	(Continued)
$150,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2001-CIB2, Class D,
	6.847%, 4/15/35(A)	$152,024
500,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP5, Class A4,
	5.200%, 12/15/44(A)	557,285
487,491	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.493%, 12/12/44(A)	497,008
350,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-CB20, Class A3,
	5.819%, 2/12/51	365,184
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	302,270
237,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31††	264,594
470,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	470,415
1,675,000	Morgan Stanley Capital I Trust
	2003-IQ6, Ser 2003-IQ6, Class C,
	144a, 5.129%, 12/15/41(A)	1,742,482
507,765	Morgan Stanley Capital I Trust
	2006-HQ9, Ser 2006-HQ9, Class A3,
	5.712%, 7/12/44	514,495
165,000	Morgan Stanley Capital I Trust
	2006-HQ9, Ser 2006-HQ9, Class AM,
	5.773%, 7/12/44(A)	185,891
330,000	Morgan Stanley Capital I Trust
	2007-TOP27, Ser 2007-T27, Class A4,
	5.651%, 6/11/42(A)	390,779
250,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48	258,528
230,639	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	236,278
365,358	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	394,622
	Total Commercial
	Mortgage-Backed Securities	$17,252,574

	Non-Agency Collateralized Mortgage
	Obligations — 4.6%
8,016	Adjustable Rate Mortgage Trust
	2004-4, Ser 2004-4, Class 3A1,
	3.091%, 3/25/35(A)	7,408
1,176,867	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	1,212,329
141,067	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	143,436
297,209	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	301,751
34,178	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-3, Class
	3A30, 5.500%, 7/25/35	34,264
856,914	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	871,690
272,775	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.935%, 8/25/29(A)	42,565
66,920	JP Morgan Alternative Loan Trust, Ser
	2007-A2, Class 12A2,
	0.310%, 6/25/37(A)	66,718
264,334	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.767%, 2/25/35(A)	266,007
1,473,027	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 3A2,
	2.768%, 4/25/35(A)	1,461,287
900,503	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	4.838%, 4/25/35(A)	905,928
138,496	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	5.363%, 6/25/36(A)	135,822
91,093	MASTR Adjustable Rate Mortgages
	Trust 2004-13, Ser 2004-13, Class
	3A6, 2.630%, 11/21/34(A)	91,297
133,413	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	141,965
104,938	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	106,785
397,195	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	426,971
379,744	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	315,787
16,481	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	—
77,165	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	78,398

7

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 4.6% (Continued)
$135,500	Structured Adjustable Rate Mortgage	0
	Loan Trust, Ser 2005-23, Class 1A3,
	2.731%, 1/25/36(A)	$123,122
316,515	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	307,877
391,620	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	362,181
304,089	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	263,926
332,707	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.100%, 6/25/33(A)	337,404
219,754	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-3, Class
	A1, 4.750%, 4/25/19	226,009
	Total Non-Agency Collateralized
	Mortgage Obligations	$8,230,927

	Asset-Backed Securities — 4.5%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,528,324
310,000	Ally Auto Receivables Trust 2012-1, Ser
	2012-1, Class A3, 0.930%, 2/16/16	311,934
11,393	AmeriCredit Automobile Receivables
	Trust 2011-2, Ser 2011-2, Class A2,
	0.900%, 9/8/14	11,394
152,264	AmeriCredit Automobile Receivables
	Trust 2011-5, Ser 2011-5, Class A2,
	1.190%, 8/8/15	152,771
345,000	CarMax Auto Owner Trust, Ser 2011-3,
	Class A3, 1.070%, 6/15/16	347,514
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	2,790
1,279,003	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,371,503
520,158	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	299,297
1,277	Equivantage Home Equity Loan Trust,
	Ser 1996-3, Class A3,
	7.700%, 9/25/27	1,267
345,526	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	7.350%, 12/25/29(B)	377,118
51,824	First Frankin Mortgage Loan Trust
	2004-FF11, Ser 2004-FF11, Class
	1A2, 0.910%, 1/25/35(A)	50,498
600,000	First Frankin Mortgage Loan Trust
	2005-FFA, Ser 2005-FFA, Class M3,
	6.017%, 3/25/25(B)	156,530
155,942	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	174,716
2,148,660	Mid-State Capital Corp. 2005-1 Trust,
	Ser 2005-1, Class M2,
	7.079%, 1/15/40	2,243,960
1,102,636	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	1,134,804
11,204	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	11,260
	Total Asset-Backed Securities	$8,175,680

	Mortgage-Backed Securities — 1.3%
2,791,643	FHLMC REMIC, Ser 3199 Class DS,
	6.941%, 8/15/36(A)	522,891
385,227	FNMA, Ser 2004-W15, Class 2AF,
	0.460%, 8/25/44(A)	383,325
679,641	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	697,003
5,247,956	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	650,672
	Total Mortgage-Backed Securities	$2,253,891

	Municipal Bonds — 0.9%

	California — 0.1%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	241,161

	Georgia — 0.1%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	243,425

	Pennsylvania — 0.2%
250,000	Pennsesylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	301,572

	Texas — 0.5%
745,000	University of Texas, Build America
	Bonds Ser C, 4.794%, 8/15/46	882,818

	Total Municipal Bonds	$1,668,976

	Commercial Paper — 3.7%
2,250,000	AGL Capital Corp.	2,249,124
2,250,000	National Grid	2,249,124
2,250,000	Spectra	2,248,909
	Total Commercial Paper	$6,747,157

	Agency Collateralized Mortgage
	Obligation — 0.0%
24,873	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	26,986

8

Touchstone Core Bond Fund (Continued)

Shares

	Preferred Stocks — 2.1%
	Consumer Discretionary — 1.2%
20	HJ Heinz Finance Co., 144a, 0.000%	$2,092,500

	Financials — 0.4%
2,750	Ally Financial, Inc., 0.046%	68,420
22,133	Public Storage, 0.037%	578,778
4,794	Realty Income Corp., 0.014%	127,137
		774,335

	Utilities — 0.5%
8,125	Southern California Edison Co.,
	0.008%(A)	817,832
	Total Preferred Stocks	$3,684,667

	Investment Fund — 2.0%
3,604,455	Touchstone Institutional Money
	Market Fund^	3,604,455

	Total Investment Securities —104.4%
	(Cost $180,768,260)	$188,080,989

	Liabilities in Excess of
	Other Assets — (4.4)%	(7,928,637)

	Net Assets — 100.0%	$180,152,352

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2012.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $12,010,050 or 6.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

9

Touchstone Core Bond Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

U.S. Government
Mortgage-Backed
Obligations	$—	$57,764,323	$—	$57,764,323
Corporate Bonds	—	42,386,746	—	42,386,746
U.S. Treasury
Obligations	—	36,284,607	—	36,284,607
Commercial
Mortgage-Backed
Securities	—	17,252,574	—	17,252,574
Non-Agency
Collateralized
Mortgage
Obligations	—	8,230,927	—	8,230,927
Asset-Backed
Securities	—	8,175,680	—	8,175,680
Mortgage-Backed
Securities	—	2,253,891	—	2,253,891
Municipal Bonds	—	1,668,976	—	1,668,976
Commercial Paper	—	6,747,157	—	6,747,157
Preferred Stocks	3,684,667	—	—	3,684,667
Investment Fund	3,604,455	—	—	3,604,455
Agency Collateralized
Mortgage Obligations	—	26,986	—	26,986
				$188,080,989

See accompanying Notes to Portfolio of Investments.

10

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4%

	Energy — 19.2%
$929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	$1,000,998
658,000	Atlas Pipeline Escrow LLC, 144a,
	6.625%, 10/1/20	681,030
747,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	773,145
1,556,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	1,548,220
1,750,000	Basic Energy Services, Inc., 144a,
	7.750%, 10/15/22	1,706,250
500,000	Berry Petroleum Co., 6.750%, 11/1/20	537,500
1,828,000	Bill Barrett Corp., 7.000%, 10/15/22	1,882,840
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,372,740
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,850,040
1,360,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	1,458,600
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	231,650
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,152,375
1,941,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	2,135,100
304,000	Consol Energy, Inc., 8.000%, 4/1/17	329,080
554,000	Consol Energy, Inc., 8.250%, 4/1/20	599,705
2,752,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	2,954,960
2,034,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	2,110,275
767,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	795,762
1,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	1,486,530
1,751,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	1,877,948
1,346,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	1,536,122
4,141,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	4,327,345
2,450,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	2,597,000
2,878,000	Forest Oil Corp., 7.250%, 6/15/19†	2,892,390
3,891,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	4,153,642
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,387,570
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,368,750
3,475,000	Holly Energy Partners LP / Holly
	Energy Finance Corp.,
	8.250%, 3/15/18	3,779,062
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,508,240
1,042,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	1,130,570
1,526,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	1,625,190
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,295,384
854,000	Newfield Exploration Co.,
	5.625%, 7/1/24	922,320
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	958,720
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,282,438
3,063,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	3,331,012
2,414,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	2,757,995
770,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	843,150
780,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	850,200
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	324,210
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,384,910
688,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	753,360
1,900,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.375%, 8/1/22	2,071,000
		73,565,328

	Consumer Discretionary — 17.7%

995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	1,049,725
950,000	AMC Networks, Inc., 4.750%, 12/15/22	954,750
1,345,000	AMC Networks, Inc., 7.750%, 7/15/21	1,540,025
48,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	49,560
1,000,000	Ashtead Capital, Inc., 144a,
	6.500%, 7/15/22	1,085,000
1,463,000	AutoNation, Inc., 5.500%, 2/1/20	1,570,896
225,000	Cablevision Systems Corp.,
	7.750%, 4/15/18	250,312
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	563,125
125,000	Cablevision Systems Corp.,
	8.625%, 9/15/17	145,781

11

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Consumer Discretionary — (Continued)
$514,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	$554,478
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,114,349
300,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.250%, 10/30/17	327,000
1,344,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	1,446,480
356,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	398,720
2,751,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	2,864,479
2,196,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	2,212,470
363,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	362,092
612,000	CSC Holdings LLC, 8.625%, 2/15/19	731,340
2,110,000	DISH DBS Corp., 4.625%, 7/15/17	2,199,675
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,295,205
2,534,000	Entravision Communications Corp.,
	8.750%, 8/1/17	2,749,390
1,742,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	1,837,810
1,879,000	Exide Technologies, 8.625%, 2/1/18	1,592,452
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,426,382
1,018,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	944,195
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,646,250
250,000	Jarden Corp., 8.000%, 5/1/16	265,625
440,000	Lamar Media Corp., 5.875%, 2/1/22	477,400
45,000	Lamar Media Corp., 7.875%, 4/15/18	49,725
1,562,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,679,150
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,927,550
1,000,000	Ltd. Brands, Inc., 7.600%, 7/15/37	1,047,500
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,424,330
1,091,000	Penske Automotive Group, Inc., 144a,
	5.750%, 10/1/22	1,123,730
1,282,000	PulteGroup, Inc., 6.375%, 5/15/33	1,278,795
236,000	PulteGroup, Inc., 7.875%, 6/15/32	256,650
237,000	Quebecor Media, Inc., 7.750%, 3/15/16	242,925
1,321,000	Quebecor Media, Inc., 144a,
	5.750%, 1/15/23	1,392,004
968,000	QVC, Inc., 144a, 7.500%, 10/1/19	1,068,014
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	430,000
806,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	852,345
1,233,000	Sabre, Inc., 144a, 8.500%, 5/15/19	1,313,145
158,000	Service Corp. International/US,
	7.000%, 6/15/17	181,700
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,826,550
2,395,000	ServiceMaster Co./TN,
	8.000%, 2/15/20	2,496,788
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,465,900
1,695,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	1,745,850
482,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	7.500%, 10/1/18	519,355
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,271,660
862,000	Tenneco, Inc., 7.750%, 8/15/18	935,270
596,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	667,520
611,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	669,045
1,978,000	Valassis Communications, Inc.,
	6.625%, 2/1/21	2,096,680
2,929,000	Visteon Corp., 6.750%, 4/15/19	3,119,385
800,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	962,978
		67,699,510

	Industrials — 13.3%
1,076,000	Accuride Corp., 9.500%, 8/1/18	1,038,340
1,216,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	1,301,120
1,090,000	Ardagh Packaging Finance PLC /
	Ardagh MP Holdings USA, Inc.,
	144a, 7.375%, 10/15/17	1,184,012
396,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	409,345
3,808,000	Belden, Inc., 144a, 5.500%, 9/1/22	3,912,720
902,000	BWAY Holding Co., 10.000%, 6/15/18	1,001,220
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	994,500
2,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,325,190
3,788,000	Cenveo Corp., 8.875%, 2/1/18	3,598,600
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	655,600
1,003,049	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	1,033,140
1,756,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,878,920
2,290,000	Gibraltar Industries, Inc.,
	8.000%, 12/1/15	2,324,579
1,159,000	Griffon Corp., 7.125%, 4/1/18	1,228,540
295,000	Iron Mountain, Inc., 8.000%, 6/15/20	311,962
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	599,400
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,966,192

12

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Industrials — (Continued)
$1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	$1,522,920
971,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	898,175
4,275,000	Mead Products LLC / ACCO Brands
	Corp., 144a, 6.750%, 4/30/20	4,488,750
361,000	Moog, Inc., 7.250%, 6/15/18	379,501
734,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	757,855
978,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	959,662
302,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	291,430
2,710,000	Stena AB, 7.000%, 12/1/16	2,703,225
2,800,000	TransDigm, Inc., 7.750%, 12/15/18	3,097,500
2,350,000	TransDigm, Inc., 144a,
	5.500%, 10/15/20	2,444,000
2,219,000	Tutor Perini Corp., 7.625%, 11/1/18	2,291,118
1,291,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,471,740
221,000	United Rentals North America, Inc.,
	144a, 5.750%, 7/15/18	238,128
1,053,000	United Rentals North America, Inc.,
	144a, 7.375%, 5/15/20	1,155,668
1,518,000	United Rentals North America, Inc.,
	144a, 7.625%, 4/15/22	1,696,365
		51,159,417

	Telecommunication Services — 10.4%
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,586,779
1,330,000	CenturyLink, Inc., 7.650%, 3/15/42	1,389,996
2,440,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	2,629,100
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	759,915
1,003,000	Crown Castle International Corp.,
	144a, 5.250%, 1/15/23	1,073,210
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,851,500
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,822,750
3,250,000	GCI, Inc., 8.625%, 11/15/19	3,453,125
401,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	436,088
837,000	Intelsat Jackson Holdings SA, 144a,
	7.250%, 10/15/20	908,145
830,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	898,475
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	818,885
398,000	NII Capital Corp., 7.625%, 4/1/21	301,485
638,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	684,255
745,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	790,631
646,000	Sprint Capital Corp., 6.875%, 11/15/28	671,840
520,000	Sprint Capital Corp., 6.900%, 5/1/19	566,800
948,000	Sprint Nextel Corp., 6.000%, 11/15/22 $	974,070
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	517,312
4,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	4,954,820
189,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	206,955
926,000	TW Telecom Holdings, Inc., 144a,
	5.375%, 10/1/22	969,985
204,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	220,830
391,000	Videotron Ltd., 5.000%, 7/15/22	410,061
1,990,000	West Corp, 0.000%, 6/30/18(A)	2,019,850
500,000	West Corp., 7.875%, 1/15/19	517,500
2,107,000	West Corp., 8.625%, 10/1/18	2,207,082
587,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	589,935
1,199,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	1,255,952
750,000	Windstream Corp., 7.000%, 3/15/19	766,875
1,045,000	Windstream Corp., 7.500%, 4/1/23	1,099,862
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,666,250
		40,020,318

	Health Care — 8.0%
1,200,000	Accellent, Inc., 8.375%, 2/1/17	1,260,000
3,320,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	3,432,050
2,983,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	3,199,268
1,239,000	CHS/Community Health Systems, Inc.,
	7.125%, 7/15/20	1,322,632
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,642,625
589,000	HCA, Inc., 5.875%, 5/1/23	609,615
4,085,000	HCA, Inc., 6.500%, 2/15/20	4,595,625
3,639,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	3,930,120
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19†	878,168
3,513,000	Omnicare, Inc., 7.750%, 6/1/20	3,899,430
3,155,000	ResCare, Inc., 10.750%, 1/15/19	3,502,050
198,000	Universal Hospital Services, Inc.,
	4.111%, 6/1/15(A)	197,135
1,063,000	Universal Hospital Services, Inc., 144a,
	7.625%, 8/15/20	1,120,136
		30,588,854

	Materials — 7.6%
1,737,000	AK Steel Corp., 7.625%, 5/15/20	1,511,190
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,677,858
433,000	Aleris International, Inc., 144a,
	7.875%, 11/1/20	433,000
2,295,000	ArcelorMittal, 5.750%, 8/5/20†	2,299,615
1,259,000	ArcelorMittal, 7.500%, 10/15/39	1,183,460
3,048,000	Cascades, Inc., 7.875%, 1/15/20	3,246,120
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,629,870

13

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Materials — (Continued)
$2,378,000	HudBay Minerals, Inc., 144a,
	9.500%, 10/1/20	$2,514,735
1,263,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,319,835
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,548,800
1,140,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	1,197,000
968,000	LyondellBasell Industries N.V.,
	6.000%, 11/15/21	1,134,980
575,000	Novelis, Inc. GA, 8.375%, 12/15/17	633,938
1,035,000	PolyOne Corp., 7.375%, 9/15/20	1,130,738
500,000	Steel Dynamics, Inc., 6.750%, 4/1/15	506,250
2,353,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	2,494,180
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,535,820
275,000	United States Steel Corp.,
	7.375%, 4/1/20†	293,562
280,000	US Concrete, Inc., 144a,
	9.500%, 8/31/15	350,000
1,219,000	Vulcan Materials Co., 7.500%, 6/15/21	1,389,660
		29,030,611

	Financials — 6.7%
438,000	Aircastle Ltd., 144a, 6.250%, 12/1/19	456,615
2,850,000	Ally Financial, Inc., 5.500%, 2/15/17	3,048,825
1,274,000	Ally Financial, Inc., 8.000%, 11/1/31†	1,608,425
500,000	CIT Group, Inc., 5.000%, 5/15/17	530,000
846,000	CIT Group, Inc., 5.000%, 8/15/22	902,103
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	506,920
1,111,000	EDP Finance BV, 144a, 6.000%, 2/2/18	1,164,870
3,781,000	International Lease Finance Corp.,
	5.875%, 8/15/22	4,004,881
1,400,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	1,557,500
50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	74,500
1,300,000	MetLife, Inc., 10.750%, 8/1/39	1,963,000
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,379,775
545,000	Omega Healthcare Investors, Inc.,
	5.875%, 3/15/24	577,700
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	864,562
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,097,500
2,747,000	PHH Corp., 7.375%, 9/1/19	3,049,170
725,000	SLM Corp. MTN, 6.000%, 1/25/17	784,812
		25,571,158

	Utilities — 4.9%
380,000	AES Corp., 7.375%, 7/1/21	421,800
1,808,000	AES Corp., 8.000%, 10/15/17	2,088,240
2,450,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	1,776,250
1,546,596	Bruce Mansfield Unit, 6.850%, 6/1/34	1,611,553
1,199,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,324,895
461,000	Calpine Corp., 144a, 7.875%, 7/31/20	517,472
1,720,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,943,600
213,000	GenOn Energy, Inc., 7.625%, 6/15/14	227,378
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	552,500
3,613,000	InterGen N.V., 144a, 9.000%, 6/30/17	3,233,635
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,422,020
2,762,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	2,810,335
		18,929,678

	Information Technology — 4.5%
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,276,500
1,828,000	Equinix, Inc., 8.125%, 3/1/18	2,015,370
3,681,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	3,947,872
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	269,010
4,421,000	Kemet Corp., 10.500%, 5/1/18	4,360,211
2,815,000	Nuance Communications, Inc., 144a,
	5.375%, 8/15/20	2,941,675
750,000	ViaSat, Inc., 6.875%, 6/15/20	783,750
1,543,000	ViaSat, Inc., 144a, 6.875%, 6/15/20	1,612,435
		17,206,823

	Consumer Staples — 4.2%
2,488,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	2,662,160
1,232,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	1,302,840
1,443,000	Del Monte Corp., 7.625%, 2/15/19	1,504,328
1,016,000	Ingles Markets, Inc., 8.875%, 5/15/17	1,083,310
4,198,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	4,208,495
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	651,900
2,537,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	2,779,601
1,832,000	Smithfield Foods, Inc., 6.625%, 8/15/22	2,024,360
		16,216,994

	Technology — 0.9%
3,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	3,305,071
	Total Corporate Bonds	$373,293,762

	Term Loan — 0.3%

	Health Care — 0.3%
1,144,231	Genesis Healthcare T L,
	0.000%, 12/4/17	1,087,019

14

Touchstone High Yield Fund (Continued)

		Market
Shares		Value

	Preferred Stocks — 0.2%
	Financials — 0.2%
30,726	Ally Financial, Inc., 0.05%	$764,464
8,730	Countrywide Capital V, 0.04%	219,909
		984,373
	Total Preferred Stocks	$984,373

	Investment Funds — 2.4%
8,115,416	Invesco Government & Agency
	Portfolio**	$8,115,416
1,081,751	Touchstone Institutional Money
	Market Fund^	1,081,751
	Total Investment Funds	$9,197,167

	Total Investment Securities —100.3%
	(Cost $369,642,172)	$384,562,321
	Liabilities in Excess of
	Other Assets — (0.3%)	(1,200,419)

	Net Assets — 100.0%	$383,361,902

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

†	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2012 was $7,411,699.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $102,673,565 or 26.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate
Bonds	$—	$373,293,762	$—	$373,293,762
Preferred
Stocks	984,373	—	—	984,373
Investment
Funds	9,197,167	—	—	9,197,167
Term Loan	—	1,087,019	—	1,087,019
				$384,562,321

See accompanying Notes to Portfolio of Investments.

15

Portfolio of Investments

Touchstone Institutional Money Market Fund – December 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 10.0%
$930,000	Deutsche Bank AG/London	2.375	01/11/13	$930,467
1,729,000	General Electric Capital Corp. MTN	5.450	01/15/13	1,732,070
4,200,000	Bank of Nova Scotia	2.250	01/22/13	4,203,097
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.516	01/24/13	4,500,000
6,400,000	General Electric Co.	5.000	02/01/13	6,423,970
794,000	US Bancorp MTN	2.125	02/15/13	795,755
1,820,000	Bank of New York Mellon Corp. (The) MTN	4.500	04/01/13	1,838,746
1,000,000	General Electric Capital Corp.	4.800	05/01/13	1,013,170
1,690,000	Wachovia Corp. MTN	5.500	05/01/13	1,718,237
655,000	Wal-Mart Stores, Inc.	4.550	05/01/13	664,198
1,500,000	International Business Machines Corp.	2.100	05/06/13	1,509,501
3,000,000	Credit Suisse/New York MTN	5.000	05/15/13	3,049,013
2,290,000	Bank of Montreal	2.125	06/28/13	2,307,910
3,500,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	3,589,100
2,400,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	2,474,776
1,540,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	1,551,578
4,216,000	International Business Machines Corp.	6.500	10/15/13	4,418,188
	Total Corporate Bonds			$42,719,776

	Municipal Bonds — 8.5%
1,400,000	Mason OH EDR Ser 2012	1.750	01/31/13	1,400,660
5,000,000	Franklin Co OH BANS (Stadium Fac Proj) Ser 2012	0.850	03/08/13	5,002,208
3,805,000	Miami Twp OH Montgomery Co (Park Acq & Impt) LTGO Ser 2012	1.375	03/28/13	3,808,732
3,100,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	3,100,000
4,000,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	4,006,617
4,800,000	Chatom AL IDB Gulf Opp Zone Powersouth Energy Coop Ser
	2008-A (SPA: National Rural Utilities Finance)(A)	0.550	05/15/13	4,800,000
4,400,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	4,400,000
1,000,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	1,001,249
1,000,000	IN St Bond Bank (Ref Sch Severence) Ser 2012 C	0.500	07/15/13	1,000,000
4,415,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	4,420,567
425,000	North Carolina Medical Care Commission (Cape Fear VY Health Sys)
	Ser 2008 C Pre-refunded @ $100	5.250	10/01/13	439,983
2,400,000	American Muni Pwr, Inc. OH BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	2,403,890
500,000	Springboro OH BANS (Real Estate Acquisition) Ser 2012	1.250	10/24/13	502,407
	Total Municipal Bonds			$36,286,313

	U.S. Government Agency Obligations — 11.5%
11,000,000	Overseas Private Investment Corp.(A)	0.170	01/07/13	11,000,000
10,000,000	Overseas Private Investment Corp.(A)	0.170	01/07/13	10,000,000
8,070,171	Overseas Private Investment Corp.(A)	0.170	01/07/13	8,070,171
6,315,789	Overseas Private Investment Corp.(A)	0.170	01/07/13	6,315,790
5,000,000	Overseas Private Investment Corp.(A)	0.170	01/07/13	5,000,000
4,000,000	Overseas Private Investment Corp.(A)	0.170	01/07/13	4,000,000
2,083,333	Overseas Private Investment Corp.(A)	0.170	01/07/13	2,083,333
1,973,684	Overseas Private Investment Corp.(A)	0.170	01/07/13	1,973,684
650,349	Overseas Private Investment Corp.(A)	0.170	01/07/13	650,349
	Total U.S. Government Agency Obligations			$49,093,327

16

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificates of Deposit — 3.9%
$10,000,000	Bank Tokyo-Mit UFJ Cp (LOC: Bk Tokyo)	0.170	01/03/13	$9,999,953
1,080,000	UBS AG/Stamford	2.750	01/08/13	1,080,370
5,400,000	Bank of Nova Scotia/Houston	0.470	08/15/13	5,400,000
	Total Certificates of Deposit			$16,480,323

	Variable Rate Demand Notes — 47.6%
4,400,000	Botsford MI Gen Hosp Rev Ser 2008 A (LOC: U.S. Bank NA)	0.190	01/02/13	4,400,000
10,000,000	Monroe Co GA Dev Auth Poll (Ga Pwr Co Lt Scherer Proj) Ser 2011	0.160	01/02/13	10,000,000
9,475,000	New York NY UTGO Ser 2004 H-1 (LOC: Bank Of NY Mellon)
	(LIQ: FHLMC)	0.120	01/02/13	9,475,000
1,865,000	486 Lesser Street LLC	0.270	01/07/13	1,865,000
1,905,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T
	(LIQ: FNMA)	0.210	01/07/13	1,905,000
1,120,000	AM Investment Partners LLC MI	0.300	01/07/13	1,120,000
1,530,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.350	01/07/13	1,530,000
1,000,000	BJ Financing LLC	0.210	01/07/13	1,000,000
1,070,000	Blossom Hill Development Co. Ltd.	0.450	01/07/13	1,070,000
6,615,000	Blue Hen Hotel LLC	0.240	01/07/13	6,615,000
1,450,000	Boldt Healthcare Properties LLC	0.210	01/07/13	1,450,000
400,000	Burgess & Niple Ltd.	0.260	01/07/13	400,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010
	(LOC: East West Bank, FHLMC)	0.350	01/07/13	785,000
1,975,300	Campus Research Corp. Ser A	0.210	01/07/13	1,975,300
2,370,000	Cincinnati Christian University	0.220	01/07/13	2,370,000
675,000	CO St Edl & Cultural Northwestern Ser 2008 B
	(LOC: BMO Harris Bank NA)	0.240	01/07/13	675,000
1,920,000	Corporate Finance Managers, Inc. Ser B	0.210	01/07/13	1,920,000
2,760,000	Crozer-Keystone Health System	0.300	01/07/13	2,760,000
4,300,000	Crystal Clinic	0.240	01/07/13	4,300,000
1,000,000	Dayton Wheel Concepts, Inc.	0.210	01/07/13	1,000,000
1,000,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B
	(LOC: Wells Fargo Bank NA)	0.260	01/07/13	1,000,000
4,335,000	First Christian Church Of Florissant	0.210	01/07/13	4,335,000
3,490,000	First Church of Christ Christian, Inc. Ser 06-A	0.450	01/07/13	3,490,000
2,435,000	First Church of Christ Christian, Inc. Ser 06-B	0.450	01/07/13	2,435,000
200,000	FL St HFC Waterford Pointe Ser 2000 E-2 (LIQ: FNMA)	0.270	01/07/13	200,000
1,000,000	French Lick IN EDR Town Green Place Ser 2008 A
	(LOC: PNC Bank NA)	0.260	01/07/13	1,000,000
1,235,000	Gables of Germantown LLC (The)	0.510	01/07/13	1,235,000
1,235,000	Grace Evangelical Lutheran Church	0.300	01/07/13	1,235,000
350,000	Green Street Surgery Center LLC	0.380	01/07/13	350,000
5,715,000	Harvest Time Tabernacle, Inc.	0.300	01/07/13	5,715,000
820,000	Heart Property LLC Project	0.260	01/07/13	820,000
1,090,000	Hopewell Development Co.	0.260	01/07/13	1,090,000
1,800,000	IL St Dev Fin Auth Indl (Maclean Fogg Co Proj) Ser 2004
	(LOC: Bank Of America NA)	0.450	01/07/13	1,800,000
2,525,000	JJB Properties LLC (Rental Property) Ser 2006
	(LOC: Arvest Bank, FHLMC)	0.200	01/07/13	2,525,000
4,025,000	Jungs Station Associates	0.270	01/07/13	4,025,000
4,580,000	Kansas City MO (Blue Ridge Mall) Ser 2005
	(LOC: BMO Harris Bank NA)	0.210	01/07/13	4,580,000
975,000	Kenwood Country Club	0.220	01/07/13	975,000
995,000	Kenwood Lincoln-Mercury	0.210	01/07/13	995,000
5,235,000	Lee Family Partnership LLC	0.300	01/07/13	5,235,000
10,720,000	Lexington Financial Services LLC	0.200	01/07/13	10,720,000
5,180,000	Lodge Apartments Holdings LLC	0.260	01/07/13	5,180,000
1,240,000	Long Beach CA (Town Ctr Site) Ser 2004 A
	(LOC: Wells Fargo Bank NA)	0.210	01/07/13	1,240,000
3,555,000	Manhattan Christian College, Inc.	0.300	01/07/13	3,555,000
3,900,000	Mason City Clinic PC	0.270	01/07/13	3,900,000
830,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B
	(LOC: Bank One Wisconsin)	0.300	01/07/13	830,000

17

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 47.6% (Continued)
$2,420,000	Miarko, Inc.	0.210	01/07/13	$2,420,000
3,637,000	Mill Street Village LLC	0.360	01/07/13	3,637,000
5,870,000	Mountain Agency, Inc. (The)	0.320	01/07/13	5,870,000
2,130,000	Neltner Properties LLC	0.450	01/07/13	2,130,000
445,000	New Belgium Brewing Co., Inc.	0.260	01/07/13	445,000
2,480,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.190	01/07/13	2,480,000
1,640,000	Odenton Baptist Church	0.370	01/07/13	1,640,000
1,208,000	Oldham Co KY (Unltd Inc Proj) Ser 2005
	(LOC: JP Morgan Chase Bank NA)	0.280	01/07/13	1,208,000
1,700,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002
	(LOC: U.S. Bank NA)	0.230	01/07/13	1,700,000
3,150,000	Orthopaedic Hospital of Wisconsin LLC (LOC: BMO)	0.210	01/07/13	3,150,000
4,500,000	Penco Products, Inc. 144a	0.220	01/07/13	4,500,000
200,000	Platte Co MO IDA Complete Home Ser 2007 B
	(LOC: Columbian Bank, U.S. Bank N.A.)	0.230	01/07/13	200,000
1,811,000	Progress Industrial Properties, Inc.	0.240	01/07/13	1,811,000
1,215,000	QC Reprographics LLC	0.450	01/07/13	1,215,000
710,000	Ross Sinclaire Real Estate Trust LLC	0.320	01/07/13	710,000
1,650,000	Saint Paul's Episcopal Church Ser 2008
	(LOC: JP Morgan Chase Bank NA)	0.220	01/07/13	1,650,000
925,000	SC St Jobs-Econ DE Woodhead LLC Ser 2010 B (LOC: FHLB)	0.410	01/07/13	925,000
1,725,000	Secor Realty, Inc.	0.210	01/07/13	1,725,000
2,210,000	Sheboygan Falls WI Indl Rev Adj Dev Htt, Inc. Project Ser 2007 B
	(LOC: U.S. Bank NA)	0.350	01/07/13	2,210,000
235,000	Simba USA LLC US Domestic Ser 2003	0.300	01/07/13	235,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B
	(LOC: First Bank, FHLMC)	0.320	01/07/13	1,710,000
2,460,000	Southwestern OH Water Co. (The)	0.210	01/07/13	2,460,000
1,120,000	Springside Corp. Exchange Partners I LLC	0.210	01/07/13	1,120,000
2,655,000	Team Rahal of Pittsburgh 144a	0.250	01/07/13	2,655,000
8,250,000	TMF Biofuels LLC	0.210	01/07/13	8,250,000
9,530,000	TP Racing LLLP	0.950	01/07/13	9,530,000
800,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.580	01/07/13	800,000
1,665,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.600	01/07/13	1,665,000
810,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.270	01/07/13	810,000
2,900,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc.
	(The)	0.210	01/07/13	2,900,000
3,900,000	D.G.Y. Real Estate LP	0.300	01/30/13	3,900,000
2,135,000	Yuengling Beer Co., Inc.	0.300	01/30/13	2,135,000
	Total Variable Rate Demand Notes			$202,876,300

18

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreements — 18.5%
$38,600,000	BMO Capital, 0.180%, dated 12/31/12, matures on 01/02/13,
	repurchase price $38,600,386 (collateralized by U.S. Government
	Obligations, ranging in parvalue from $14,388,000 - $25,000,000,
	0.000%, 07/14/14 - 03/26/15, totalmarket value $39,372,950)	0.180	01/02/13	$38,600,000
40,000,000	BMO Capital, 0.180%, dated 12/31/12, matures on 01/02/13,
	repurchase price $40,000,400 (collateralized by U.S. Treasury Notes,
	ranging in par value from $1,209,400 - $12,910,000, 0.000% - 2.750%,
	01/03/13 - 11/15/42, total market value $36,190,325 and a U.S.
	Government Obligation, par value $4,612,000, 0.000%, 03/26/15,
	total market value $4,609,740)	0.180	01/02/13	40,000,000
	Total Repurchase Agreements			$78,600,000

	Total Investment Securities —100.0%
	(Cost $426,056,039)			$426,056,039

	Liabilities in Excess of Other Assets — 0.0%			(54,778)

	Net Assets — 100.0%			$426,001,261

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

MTN - Medium Term Note

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

19

Touchstone Institutional Money Market Fund (Continued)

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $7,155,000 or 1.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$202,876,300	$—	$202,876,300
Corporate Bonds	—	42,719,776	—	42,719,776
U.S. Government Agency Obligations	—	49,093,327	—	49,093,327
Municipal Bonds	—	36,286,313	—	36,286,313
Repurchase Agreements	—	78,600,000	—	78,600,000
Certificates of Deposit	—	16,480,323	—	16,480,323
				$426,056,039

See accompanying Notes to Portfolio of Investments.

20

Portfolio of Investments

Touchstone Money Market Fund – December 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 9.9%
$216,000	General Electric Capital Corp.	2.800	01/08/13	$216,087
881,000	General Electric Capital Corp. MTN	5.450	01/15/13	882,505
4,220,000	Bank of Nova Scotia	2.250	01/22/13	4,223,106
3,700,000	Toyota Motor Credit Corp. MTN(A)	0.516	01/24/13	3,700,000
505,000	Wells Fargo & Co.	4.375	01/31/13	506,614
3,311,000	General Electric Co.	5.000	02/01/13	3,323,439
475,000	Caterpillar Financial Services Corp. MTN	4.250	02/08/13	476,875
600,000	US Bancorp MTN	2.125	02/15/13	601,297
265,000	Bank of New York Mellon Corp. (The) MTN	4.500	04/01/13	267,722
150,000	Caterpillar Financial Services Corp. MTN	2.000	04/05/13	150,653
500,000	Wal-Mart Stores, Inc.	4.550	05/01/13	507,020
700,000	International Business Machines Corp.	2.100	05/06/13	704,419
2,200,000	Credit Suisse/New York MTN	5.000	05/15/13	2,235,945
1,770,000	Bank of Montreal	2.125	06/28/13	1,784,119
1,650,000	National Rural Utilities Cooperative Finance Corp.	5.500	07/01/13	1,691,679
180,000	Northern Trust Corp.	5.500	08/15/13	185,777
1,400,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	1,443,653
1,475,000	Canadian Imperial Bank of Commerce/Canada	1.450	09/13/13	1,486,118
605,000	US Bancorp MTN	1.375	09/13/13	608,787
250,000	General Electric Capital Corp. MTN	5.400	09/20/13	258,877
2,350,000	International Business Machines Corp.	6.500	10/15/13	2,463,012
	Total Corporate Bonds			$27,717,704

	Municipal Bonds — 6.6%
1,100,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	1,100,502
1,200,000	Mason OH EDR, Txbl - NIS-AL	1.750	01/31/13	1,200,565
690,000	Loveland OH Txbl BANS Real Estate Acquisit LTGO Ser 2012	3.000	02/14/13	691,197
2,500,000	Franklin Co OH (Spl Oblg) BANS Stadium Fac Proj Ser 2012	0.850	03/08/13	2,501,104
1,000,000	Miami Twp OH Montgomery Co LTGO Ser 2012	1.375	03/28/13	1,000,981
1,800,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	1,800,000
2,000,000	Bristol CT UTGO BANS Ser 2012	1.250	04/29/13	2,003,309
190,000	AR St Univ Ser 2012	0.666	05/01/13	190,000
2,600,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	2,600,000
395,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	395,493
1,800,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	1,802,270
485,000	Montgomery Co TX UTGO Ser 2008 Pre-refunded @ $100	5.125	10/01/13	502,027
220,000	NC St Med Care Com Ser 2008 Pre-refunded @ $100	5.625	10/01/13	228,369
1,200,000	AMP OH, Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	1,201,945
500,000	Springboro OH Rev BANS Ser 2012	1.250	10/24/13	502,407
305,000	AR St Univ Ser 2012	0.660	12/01/13	305,000
600,000	Galveston Co TX LTGO Ser A 2003 Pre-refunded @ $100	5.250	02/01/21	602,369
	Total Municipal Bonds			$18,627,538

	Time Deposit — 0.8%
2,200,000	Bank of Nova Scotia/Houston(A)	0.47	08/15/13	2,200,000

	U.S. Government Agency Obligations — 10.0%
5,500,000	Overseas Private Investment Corp.(A)	0.170	01/07/13	5,500,000
314,685	Overseas Private Investment Corp.(A)	0.170	09/15/13	314,685
3,693,103	Overseas Private Investment Corp.(A)	0.170	03/15/17	3,693,103
2,931,032	Overseas Private Investment Corp.(A)	0.170	03/15/17	2,931,032
2,000,000	Overseas Private Investment Corp.(A)	0.170	12/16/19	2,000,000

21

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 10.0% (Continued)
$3,554,242	Overseas Private Investment Corp.(A)	0.170	03/15/24	$3,554,242
10,000,000	Overseas Private Investment Corp.(A)	0.170	10/15/32	10,000,000
	Total U.S. Government Agency Obligations			$27,993,062

	Commercial Paper — 1.8%
5,000,000	Bank Tokyo-Mit UFJ Cp (Bk Tokyo LOC)	17.000	01/03/13	4,999,976

	Variable Rate Demand Notes — 50.3%
6,000,000	Allen Co OH Hosp Facs Rev Adj (Catholic Healthcare) Ser 2012
	(LOC: Union Bank NA)	0.110	01/02/13	6,000,000
1,500,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012
	(LOC: Bank of Nova Scotia)	0.110	01/02/13	1,500,000
2,810,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A
	(SPA: Wells Fargo Bank NA)	0.100	01/02/13	2,810,000
735,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.340	01/07/13	735,000
700,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.210	01/07/13	700,000
3,338,800	Campus Research Corp. US Domestic Ser 2002	0.210	01/07/13	3,338,800
2,550,000	First Christian Church Of Florissant US Domestic Ser 2008	0.210	01/07/13	2,550,000
315,000	IA St Fin Auth Mf Rev Hsg Point Cedar Ser 2006 B
	(LOC: BMO Harris Bank NA)	0.600	01/07/13	315,000
7,850,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005
	(LOC: BMO Harris Bank NA)	0.210	01/07/13	7,850,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.270	01/07/13	800,000
775,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B
	(LOC: Bank One Wisconsin)	0.300	01/07/13	775,000
2,255,000	Met Govt Nashville & Davidson Hsg Jackson Apts Ser 2006 B
	(LOC: BMO Harris Bank NA)	0.250	01/07/13	2,255,000
1,882,000	Mill Street Village LLC Ser 2006	0.360	01/07/13	1,882,000
1,625,000	Orthopaedic Hospital of Wisconsin LLC (LOC: BMO)	0.210	01/07/13	1,625,000
1,190,000	Plymouth WI IDR Wis Plastic Prods Inc Pj Ser 1998
	(LOC: Bank First National)	0.220	01/07/13	1,190,000
1,229,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.240	01/07/13	1,229,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.250	01/07/13	580,000
2,360,000	TP Racing LLLP US Domestic Ser 2000	0.950	01/07/13	2,360,000
1,410,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc.
	(The) Ser 2008	0.210	01/07/13	1,410,000
1,265,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.300	01/30/13	1,265,000
390,000	Mount Carmel East Professional Office Building III LP
	US Domestic Ser 1994	0.380	01/01/14	390,000
700,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.210	10/01/15	700,000
200,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B
	(LOC: First Union National Bank)	0.260	07/01/16	200,000
1,400,000	Tom Richards, Inc. US Domestic Ser 2001	0.240	12/01/16	1,400,000
2,050,000	Galloway Co. US Domestic Ser 2003	0.230	07/01/17	2,050,000
210,000	Dublin Building LLC US Domestic Ser 1997	0.260	11/01/18	210,000
1,505,000	Livingston Co NY Indl Dev AG Ref Red/Nicholas Ser 2007 B
	(LOC: HSBC Bank USA NA)	0.260	07/01/19	1,505,000
230,000	NY City NY Indl Dev Agy Institute For Cmnt Ser 2010
	(LOC: JP Morgan Chase Bank NA)	0.409	11/01/19	230,000
210,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.260	11/01/19	210,000
450,000	Bank of Kentucky Building LLC US Domestic Ser 1999	0.450	12/01/19	450,000
1,420,000	CMW Real Estate LLC US Domestic Ser 2000	0.220	06/01/20	1,420,000
710,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.260	01/04/21	710,000
725,000	Westar Medical Office Building LP Ser 2001	0.210	09/01/21	725,000
505,000	WA St Hsg Fin Commissi Brittany Pk Ser 1998 B (LIQ: FNMA)	0.240	11/01/21	505,000
7,500,000	East Baton Rouge Parish LA Pol Ref Exxon Proj Ser 1993	0.090	03/01/22	7,500,000
400,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.260	11/01/22	400,000
835,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.260	07/01/23	835,000
347,000	WAI Enterprises LLC Ser 2004	0.450	06/01/24	347,000

22

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 50.3% (Continued)
$469,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	$469,000
1,885,000	St James Properties Ltd. Priv Placement Ser 2004	0.450	12/01/24	1,885,000
255,000	NY City NY Indl Dev Agy N Y Congregational Ser 2006 B
	(LOC: HSBC Bank USA NA)	1.410	02/01/25	255,000
5,105,000	Anchor Holdings II LLC Priv Placement Ser 2001	0.450	04/15/26	5,105,000
1,770,000	Diaz-Upton LLC Ser 2004	0.260	05/01/26	1,770,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.450	01/04/27	3,950,000
960,000	Bayloff Properties LLC US Domestic Ser 1998	0.260	04/01/28	960,000
1,920,000	VT St Edl & Hlth Bldg Brattleboro Mem Hosp PJ Ser 2008 A
	(LOC: TD Banknorth NA)	0.100	10/01/28	1,920,000
3,136,000	M&P Richfield LLC Ser 2001	0.210	11/01/28	3,136,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B
	(LOC: Comerica Bank)	0.409	12/01/28	730,000
1,430,000	Tennis For Charity, Inc. OH Ser 2004	0.190	12/01/29	1,430,000
	(LOC: JP Morgan Chase Bank NA)
6,480,000	Lowell Family LLC US Domestic Ser 2005	0.200	04/01/30	6,480,000
5,355,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.310	05/01/30	5,355,000
1,665,000	KS St Dev Fin Auth Rev Indl Dlr Bldg Pj O Ser 2009
	(LOC: Great Western Bank)	0.210	09/01/32	1,665,000
50,000	Halton Group Americas, Inc. US Domestic Ser 2007	0.380	10/01/32	50,000
4,875,000	Andrew W Mellon NY Fndtn Ser 2008	0.170	12/01/32	4,875,000
11,197,000	Hart Family Holdings LLC US Domestic Ser 2012	0.200	12/01/32	11,197,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.240	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare C Sr Lien Ser 2010 D
	(LOC: TD Bank NA)	0.160	11/01/34	7,500,000
805,000	WA St Hsg Fin Commissi Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.230	05/15/35	805,000
615,000	CA St Infrastructure & Tobinworld Pj Ser 2007 B
	(LOC: Comerica Bank)	0.409	11/01/36	615,000
1,040,000	WA St Hsg Fin Commissi Vintage Proj Ser 2003 B (LIQ: FNMA)	0.180	01/15/37	1,040,000
3,185,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A
	(LOC: Northern Trust Company)	0.080	07/01/37	3,185,000
270,000	LA Crosse WI IDR G G P Inc Pj Ser 2007 B
	(LOC: Wells Fargo Bank NA)	0.260	08/01/37	270,000
5,360,000	OSF Finance Co. LLC US Domestic Ser 2007	0.200	12/01/37	5,360,000
775,000	District Of Columbia Rev Pew Charitable Ser 2008 B
	(LOC: PNC Bank NA)	0.180	04/01/38	775,000
3,400,000	Chatom AL IDB PowerSouth Energy Coop Ser 2011-A
	(SPA: National Rural Utilities Finance)	0.550	11/15/38	3,400,000
2,410,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.210	04/01/46	2,410,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.300	02/01/51	950,000
	Total Variable Rate Demand Notes			$140,948,800

	Repurchase Agreement — 20.6%
57,700,000	BMO Capital, 0180%, dated 12/31/12, matures on 01/02/13,
	repurchase price $57,700,577 (collateralized by various U.S.
	Government Agency obligations, ranging in par value from
	2,541,200 - 19,000,000, 0.000% - 4.500%, 01/17/13 - 02/15/2040,
	total market value $58,854,005)	0.180	01/02/13	57,700,000

	Total Investment Securities —100.0%
	(Cost $280,187,080)			280,187,080

	Other Assets in Excess of Liabilities — 0.0%			$73,933

	Net Assets — 100.0%			$280,261,013

(A)	Variable rate security - the rate reflected is the rate in effect as of December 31, 2012.

23

Touchstone Money Market Fund (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN -Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$140,948,800	$—	$140,948,800
Municipal Bonds	—	18,627,538	—	18,627,538
Corporate Bonds	—	27,717,704	—	27,717,704
U.S. Government Agency Obligations	—	27,993,062	—	27,993,062
Repurchase Agreement	—	57,700,000	—	57,700,000
Time Deposit	—	2,200,000	—	2,200,000
Commercial Paper	—	4,999,976	—	4,999,976
				$280,187,080

See accompanying Notes to Portfolio of Investments.

24

Notes to Portfolio of Investments

December 31, 2012 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities as of December 31, 2012.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2012 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security

25

Notes to Portfolio of Investments (Continued)

on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Fund sfor which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the year ended December 31, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of December 31, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide

26

26

Notes to Portfolio of Investments (Continued)

additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2012, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
High Yield Fund	$7,411,699	$8,115,416

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$180,768,260	$9,258,708	$(1,945,979)	$7,312,729
High Yield Fund	369,642,172	17,458,893	(2,538,744)	14,920,149

27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/27/13

* Print the name and title of each signing officer under his or her signature.